Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2024
Financial Instruments
Schedule Of Warrant Fair Value
	Fair Value	Level 1	Level 2	Level 3
Warrants	155	—	155	—

Schedule Of financial liabilities

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at September 30, 2024:

	2025	2026	2027	2028	2029 & beyond	Total
Trade and other payables	9,460	—	—	—	—	9,460
Lease liability	760	598	555	571	588	3,072
Short term loan	1,630	—	—	—	—	1,630
Promissory notes	519	—	—	—	—	519
Working capital facility	16,283	—	—	—	—	16,283
Other payable	211	188	208	218	610	1,435
	28,863	786	763	789	1,198	32,399

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at September 30, 2023:

	2024	2025	2026	2027	2028 & beyond	Total
Trade and other payables	8,429	—	—	—	—	8,429
Lease liability	929	950	789	745	1,737	5,150
Short term loans	3,500	—	—	—	—	3,500
Promissory note	1,026	—	—	—	—	1,026
Working capital facility	11,821	—	—	—	—	11,821
Other payable	1,365	490	215	56	38	2,164
	27,070	1,440	1,004	801	1,775	32,090